CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues (Note 12):
Product sales	$ 3,665	$ 3,828	$ 4,409
Services	9,461	8,175	7,230
Total revenues	13,126	12,003	11,639
Cost of revenues:
Product sales	1,154	1,105	1,508
Services	3,340	2,836	2,693
Total cost of revenues	4,494	3,941	4,201
Gross profit	8,632	8,062	7,438
Operating expenses:
Research and development, net	1,329	1,909	1,547
Selling and marketing	2,457	1,905	2,584
General and administrative	2,804	3,847	3,016
Total operating expenses	6,590	7,661	7,147
Operating income	2,042	401	291
Financial income, net	60	2
Capital gain on sale of investment in affiliate		78
Income before taxes on income	2,102	481	291
Taxes on income, net (Note 9)	736	10	47
Net income from continuing operations	1,366	471	244
Net loss from discontinued operations		(84)	(68)
Net income	$ 1,366	$ 387	$ 176
Net earnings per share:
Basic and diluted net earnings per Ordinary share from continuing operations	$ 0.3	$ 0.11	$ 0.05
Basic and diluted net loss per Ordinary share from discontinued operations		$ (0.02)	$ (0.01)
Basic and diluted net income per share	$ 0.3	$ 0.09	$ 0.04
Weighted average number of Ordinary shares used in computing basic net earnings per share	4,478,677	4,459,057	4,459,057
Weighted average number of Ordinary shares used in computing diluted net earnings per share	4,531,384	4,459,057	4,459,057